Reconciliation between Statutory Tax Rate and Effective Tax Rate (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal statutory rate			35.00%	34.00%
Increase (reduction) resulting from:
U.S. state income taxes, net of federal benefits			5.90%	4.70%
Stock compensation adjustment			16.10%	43.00%
Non-deductible expenses			2.30%	30.90%
Uncertain tax positions			1.20%	11.20%
Benefit of credits			(9.10%)	(5.30%)
Provision to return differences				(15.90%)
Foreign tax rate differential			(0.60%)	5.40%
Other			(0.50%)	(0.50%)
Effective income tax rate	(319.30%)	59.00%	50.30%	107.50%